LEASE - Schedule of future lease payments (Details) - Dec. 31, 2025 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Future minimum lease payments for operating leases
2026	¥ 43,773	$ 6,260
2027	15,381	2,199
2028	14,261	2,039
2029	14,261	2,039
2030	14,742	2,108
Thereafter	72,342	10,345
Total future lease payments	174,760	24,990
Less: Imputed interest	6,336	906
Total lease liability balance	¥ 168,424	$ 24,084